Basis of Presentation and summary of significant accounting policies - Revenue recognition (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Basis of Presentation and summary of significant accounting policies
Contract liabilities sale of medical equipment and supplies	$ 0	$ 0